UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nierenberg Investment Management Company, Inc.

Address:   19605 NE 8th Street
           Camas, WA 98607


Form 13F File Number: 028-10859


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Nierenberg
Title:  President
Phone:  360-604-8600

Signature,  Place,  and  Date  of  Signing:

/s/ David Nierenberg               Camas, Washington                  8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $      260,189
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Nierenberg Investment Management Offshore, Inc.
----  --------------------  ----------------------------------------------------

Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares which it shares voting authority, as set forth in Column 8

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- ----
ASSET ACCEP CAP CORP     Common         04543P100   34,836 5,123,012 SH       DEFINED    1        4,275,171 847,841    0
ELECTRO SCIENTIFIC INDS  Common         285229100   39,286 3,323,685 SH       DEFINED    1        2,921,310 402,375    0
HEWLITT PACKARD CO       Common         428236103   50,792 2,525,700 SH  CALL DEFINED    1        2,211,500 314,200    0
C&J ENERGY SVCS INC      Common         12467B304   15,818   855,000 SH       DEFINED    1          732,670 122,330    0
ROSETTA STONE INC        Common         777780107   18,123 1,309,474 SH       DEFINED    1        1,122,124 187,350    0
MOVE INC COM             Common         62458M108   48,075 5,288,833 SH       DEFINED    1        4,639,974 648,859    0
RADISYS CORP             Common         750459109   28,457 4,531,296 SH       DEFINED    1        3,730,120 801,176    0
SUPERIOR ENERGY SVCS INC Common         868157108   24,803 1,226,026 SH       DEFINED    1        1,050,610 175,416    0